Financial risk review - Schedule of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Net effect of changes in allowance for expected credit losses	$ 7,750	$ 17,017	$ 8,906
Financial instruments that have been derecognized during the year	(33,967)	(22,956)	(16,770)
New financial assets originated or purchased	43,516	33,402	27,385
Write-offs		(1,700)
At amortized cost
Credit risk
Credit-impaired loans at beginning of year	999,544
Net effect of changes in allowance for expected credit losses	(393)	1,741	4,897
Financial instruments that have been derecognized during the year	(630)	(1,292)	(420)
New financial assets originated or purchased	371	238	1,684
Credit-impaired loans at end of year	1,090,577	999,544
Securities at FVOCI
Credit risk
Credit-impaired loans at beginning of year	11,824
Net effect of changes in allowance for expected credit losses	1	0	0
Financial instruments that have been derecognized during the year	0	(11)	(16)
New financial assets originated or purchased	21	2	0
Credit-impaired loans at end of year	98,748	11,824
Principal balance - Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	7,195,567
Net effect of changes in allowance for expected credit losses	7,984	15,313	4,208
Financial instruments that have been derecognized during the year	(29,530)	(18,829)	(13,217)
New financial assets originated or purchased	39,159	28,870	22,560
Credit-impaired loans at end of year	8,375,172	7,195,567
Loans commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	1,325,134
Net effect of changes in allowance for expected credit losses	158	(37)	(199)
Financial instruments that have been derecognized during the year	(3,807)	(2,824)	(3,117)
New financial assets originated or purchased	3,965	4,292	3,141
Credit-impaired loans at end of year	1,659,445	1,325,134
Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	1,632	7,951
Transfer to lifetime expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	(393)	1,741
Financial instruments that have been derecognized during the year	(630)	(1,292)
New financial assets originated or purchased	371	238
Recoveries	331
Write-offs		(7,006)
Credit-impaired loans at end of year	1,311	1,632	7,951
Loss allowance | Securities at FVOCI
Credit risk
Credit-impaired loans at beginning of year		10
Net effect of changes in allowance for expected credit losses	1
Financial instruments that have been derecognized during the year		(11)
New financial assets originated or purchased	21	2
Credit-impaired loans at end of year			10
Loss allowance | Principal balance - Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	59,410	55,200
Transfer to lifetime expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	7,984	15,313
Financial instruments that have been derecognized during the year	(29,530)	(18,829)
New financial assets originated or purchased	39,159	28,870
Recoveries	(1,135)
Write-offs		(21,144)
Credit-impaired loans at end of year	78,158	59,410	55,200
Loss allowance | Loans commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	5,059	3,628
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses		0
Net effect of changes in allowance for expected credit losses	158	(37)
Financial instruments that have been derecognized during the year	(3,807)	(2,824)
New financial assets originated or purchased	3,965	4,292
Credit-impaired loans at end of year	5,375	5,059	3,628
Expected credit losses collectively assessed | Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	0	4,002
Transfer to lifetime expected credit losses	0	0
Net effect of changes in allowance for expected credit losses	(331)	1,252
Financial instruments that have been derecognized during the year	0	0
New financial assets originated or purchased	0	0
Recoveries	331
Write-offs		(5,254)
Credit-impaired loans at end of year	0	0	4,002
Expected credit losses collectively assessed | Loss allowance | Securities at FVOCI
Credit risk
Credit-impaired loans at beginning of year	0	0
Net effect of changes in allowance for expected credit losses	0
Financial instruments that have been derecognized during the year		0
New financial assets originated or purchased	0	0
Credit-impaired loans at end of year	0	0	0
Expected credit losses collectively assessed | Loss allowance | Principal balance - Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	6,898	21,561
Transfer to lifetime expected credit losses	1,472	0
Net effect of changes in allowance for expected credit losses	2,978	6,481
Financial instruments that have been derecognized during the year	0	0
New financial assets originated or purchased	0	0
Recoveries	(1,135)
Write-offs		(21,144)
Credit-impaired loans at end of year	12,483	6,898	21,561
Expected credit losses collectively assessed | Loss allowance | Loans commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	0	0
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses		0
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New financial assets originated or purchased	0	0
Credit-impaired loans at end of year	0	0	0
Current | Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	1,230	2,170
Transfer to lifetime expected credit losses	(21)	(46)
Net effect of changes in allowance for expected credit losses	(55)	(58)
Financial instruments that have been derecognized during the year	(392)	(1,074)
New financial assets originated or purchased	371	238
Recoveries	0
Write-offs		0
Credit-impaired loans at end of year	1,133	1,230	2,170
Current | Loss allowance | Securities at FVOCI
Credit risk
Credit-impaired loans at beginning of year	1	10
Net effect of changes in allowance for expected credit losses	1
Financial instruments that have been derecognized during the year		(11)
New financial assets originated or purchased	21	2
Credit-impaired loans at end of year	23	1	10
Current | Loss allowance | Principal balance - Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	34,778	28,589
Transfer to lifetime expected credit losses	(235)	(752)
Net effect of changes in allowance for expected credit losses	(1,007)	(2,363)
Financial instruments that have been derecognized during the year	(23,723)	(17,950)
New financial assets originated or purchased	35,822	27,254
Recoveries	0
Write-offs		0
Credit-impaired loans at end of year	45,635	34,778	28,589
Current | Loss allowance | Loans commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	3,905	3,605
Transfer to lifetime expected credit losses	(84)	(24)
Transfer to 12-month expected credit losses		22
Net effect of changes in allowance for expected credit losses	(154)	(58)
Financial instruments that have been derecognized during the year	(2,671)	(2,824)
New financial assets originated or purchased	3,819	3,184
Credit-impaired loans at end of year	4,815	3,905	3,605
Total | Expected credit losses individually assessed | Loss allowance | At amortized cost
Credit risk
Credit-impaired loans at beginning of year	402	1,779
Transfer to lifetime expected credit losses	21	46
Net effect of changes in allowance for expected credit losses	(7)	547
Financial instruments that have been derecognized during the year	(238)	(218)
New financial assets originated or purchased	0	0
Recoveries	0
Write-offs		(1,752)
Credit-impaired loans at end of year	178	402	1,779
Total | Expected credit losses individually assessed | Loss allowance | Securities at FVOCI
Credit risk
Credit-impaired loans at beginning of year	0	0
Net effect of changes in allowance for expected credit losses	0
Financial instruments that have been derecognized during the year		0
New financial assets originated or purchased	0	0
Credit-impaired loans at end of year	0	0	0
Total | Expected credit losses individually assessed | Loss allowance | Principal balance - Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	17,734	5,050
Transfer to lifetime expected credit losses	(1,237)	752
Net effect of changes in allowance for expected credit losses	6,013	11,195
Financial instruments that have been derecognized during the year	(5,807)	(879)
New financial assets originated or purchased	3,337	1,616
Recoveries	0
Write-offs		0
Credit-impaired loans at end of year	20,040	17,734	5,050
Total | Expected credit losses individually assessed | Loss allowance | Loans commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	1,154	23
Transfer to lifetime expected credit losses	84	24
Transfer to 12-month expected credit losses		(22)
Net effect of changes in allowance for expected credit losses	312	21
Financial instruments that have been derecognized during the year	(1,136)	0
New financial assets originated or purchased	146	1,108
Credit-impaired loans at end of year	$ 560	$ 1,154	$ 23